Securities - Contractual Maturities on Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available for Sale, Amortized Cost
Within 1 year	$ 34,856	$ 54,477
After 1 year through 5 years	239,679	330,024
After 5 years through 10 years	172,190	166,152
After 10 years	1,092,203	1,044,277
No contractual maturities	24,267	24,266
Amortized Cost	1,563,195	1,619,196	$ 1,700,571
Available for Sale, Estimated Fair Value
Within 1 year	34,769	54,306
After 1 year through 5 years	239,297	325,752
After 5 years through 10 years	172,421	163,039
After 10 years	1,081,637	1,019,844
No contractual maturities	23,467	23,110
Estimated Fair Value	1,551,591	1,586,051	1,687,157
Held to Maturity, Amortized Cost
Within 1 year	0	0
After 1 year through 5 years	0	0
After 5 years through 10 years	0	0
After 10 years	83,909	85,188
No contractual maturities	0	0
Amortized Cost	83,909	85,188	89,860
Held to Maturity, Estimated Fair Value
Within 1 year	0	0
After 1 year through 5 years	0	0
After 5 years through 10 years	0	0
After 10 years	82,375	81,250
No contractual maturities	0	0
Estimated Fair Value	$ 82,375	$ 81,250	$ 89,466